Due to Related Party	12 Months Ended
Dec. 31, 2020
Due to Related Party [Abstract]
DUE TO RELATED PARTY
12.	DUE TO RELATED PARTY

The related party, Accel Telecom Inc. owned more than 15% of the total share capital of the Company on a fully diluted basis until September 29, 2020, after the 145/1 reverse stock split and its initial public offering pursuant to which 1,260,000 shares and 1,260,000 warrants were issued. Therefore, the related party transaction note only includes transactions that took place until September 30, 2020. Therefore at December 31, 2020, the due to related party amount was $Nil.